Provisions - Schedule of Provisions for Payroll and Employee Benefits (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Other Provisions [Line Items]
Totals	$ 287,134	$ 235,347	$ 135,090
Long-term employee benefits [member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	6,183	9,061	9,300
Vacation accrual	3,598	3,277
Pension plan [member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	20,153	26,889	31,531
Retroactive unemployment plan [member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	276	297	296
Retirements bonus plan [member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	446	670	$ 689
Employee Related Provisions [member]
Disclosure of Other Provisions [Line Items]
Totals	109,211	116,274
Employee Related Provisions [member] | Short term employee benefits [Member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	58,262	53,388
Employee Related Provisions [member] | Long-term employee benefits [member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	13,325	16,822
Employee Related Provisions [member] | Termination of employment contract [Member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	11,255	11,042
Employee Related Provisions [member] | Post-employment defined benefit plans [Member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	20,153	26,889
Employee Related Provisions [member] | Other employee benefits [member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	$ 6,216	$ 8,133